Warrant liabilities - Narrative (Details) € / shares in Units, € in Thousands			12 Months Ended
	Apr. 15, 2022 EUR (€) shares € / shares	Mar. 16, 2022 shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2022 shares $ / shares	Mar. 22, 2022 € / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants assumed on transaction date (shares)			23,159,948
Number of warrants exercised	9,360,000
Warrants outstanding (shares)			13,799,948	0	13,799,948
Class of warrant or right, number of securities called by each warrant or right (in shares)		1
Par value per share (in EUR per share) | € / shares	€ 0.12	€ 0.12				€ 0.12
Share price calculation, trailing days			10 days
Warrants and rights outstanding, term		5 years
Fair value gain related to the warrant liabilities | €			€ 27,103	€ 0
Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Par value per share (in EUR per share) | € / shares			€ 0.12	€ 1
Public Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants assumed on transaction date (shares)		13,799,948	13,799,948
Warrants outstanding (shares)			13,799,948	0	13,799,948
Warrants exercise period from date of transaction			30 days
Warrants exercised (in shares)			0
Public Warrants | Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Class of warrant or right, number of securities called by each warrant or right (in shares)			1		1
Class of warrant or right, exercise price of warrants or rights (in USD per share or EUR per share) | (per share)			€ 10.80		$ 11.50
Warrants lock in period from date of business combination			30 days
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants assumed on transaction date (shares)			9,360,000
Warrants outstanding (shares)			0	0	0
Private Placement Warrants | Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Par value per share (in EUR per share) | € / shares			€ 0.12
Shares issued on exercise of warrants	1,334,949
Fair value of warrants exercised | €	€ 13,854